Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000008597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	$ 10,000		$ 10,579	$ 12,198	$ 11,527	$ 14,118	$ 15,720	$ 18,765	$ 16,203	$ 18,552	$ 20,582	$ 23,022
C000008596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,604	12,257	11,614	14,262	15,919	19,046	16,489	18,926	21,048	23,602
C000008598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		9,161	11,200	10,901	14,602	17,975	19,775	17,553	18,274	18,345	21,297
C000008599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		9,136	11,143	10,813	14,455	17,748	19,480	17,246	17,902	17,937	20,769
C000008613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		10,094	12,617	10,225	12,898	15,489	16,662	13,609	15,167	16,393	21,320
C000008612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,126	12,683	10,305	13,028	15,693	16,919	13,849	15,472	16,771	21,871
C000008616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		11,198	13,938	12,900	17,140	21,442	23,567	17,847	20,493	21,779	21,697
C000008617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		11,169	13,868	12,808	16,969	21,177	23,214	17,535	20,085	21,296	21,157
C000141206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IC
Accumulated Value	10,000		10,499	12,756	11,811	15,429	18,718	21,372	18,014	21,504	25,934	29,346
C000008619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		10,524	12,820	11,900	15,583	18,953	21,692	18,334	21,940	26,525	30,084
C000008618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,552	12,888	11,992	15,743	19,193	22,026	18,661	22,387	27,132	30,855
C000008622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,097	10,199	10,359	10,650	10,803	10,783	10,764	11,322	11,911	12,448
C000008623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		10,064	10,145	10,274	10,535	10,669	10,620	10,577	11,094	11,638	12,141
C000008627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		10,181	12,832	12,254	16,760	25,983	26,321	18,142	21,128	23,582	26,572
C000008626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,204	12,895	12,349	16,918	26,310	26,720	18,468	21,543	24,129	27,257
C000008628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,741	12,873	12,855	16,868	18,905	23,628	22,414	24,144	26,255	28,347
C000008629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		10,714	12,808	12,759	16,700	18,669	23,274	22,024	23,665	25,670	27,645
C000008631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		10,422	10,922	10,822	11,939	12,978	12,825	10,977	11,710	11,953	12,794
C000008630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,449	10,988	10,900	12,061	13,149	13,025	11,174	11,953	12,231	13,123
C000008634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		10,576	12,894	12,637	16,949	20,007	25,112	20,351	24,674	30,934	35,364
C000008635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		10,549	12,831	12,545	16,779	19,763	24,744	19,994	24,182	30,252	34,490
C000221440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IC
Accumulated Value	10,000		10,524	12,766	12,450	16,615	19,516	24,380	19,651	23,711	29,581	33,648
C000008637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		11,458	13,533	12,781	16,398	17,619	23,200	21,077	24,006	26,987	31,627
C000008636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		11,489	13,598	12,874	16,557	17,843	23,552	21,448	24,488	27,591	32,415
C000249287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IA
Accumulated Value	10,000		11,237	13,493	11,915	16,182	21,553	22,419	16,039	18,995	21,487	22,956
C000249288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class IB
Accumulated Value	10,000		11,208	13,422	11,825	16,017	21,286	22,086	15,768	18,620	21,010	22,385
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,333	16,533	13,887	16,056	16,945	22,432
Russell 3000 C000008616 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000008617 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,265	10,628	10,629	11,556	12,423	12,232	10,641	11,229	11,369	12,199
Russell 3000 C000008627 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000008626 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Russell 3000 C000249287 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Russell 3000 C000249288 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
ICE BofA US 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Accumulated Value	10,000		10,033	10,118	10,308	10,543	10,614	10,619	10,773	11,314	11,908	12,405
Bloomberg US Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government/Credit Bond Index
Accumulated Value	10,000		10,305	10,717	10,672	11,708	12,753	12,530	10,829	11,448	11,583	12,380
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Accumulated Value	10,000		10,833	12,375	12,077	14,759	16,953	19,643	16,638	19,591	22,578	25,598
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Health Care Index
Accumulated Value	10,000		9,795	11,995	12,800	15,471	17,721	22,124	21,392	21,802	22,415	25,487
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Bloomberg Short Treasury 9 12 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury 9-12 Month Index
Accumulated Value	10,000		10,079	10,148	10,341	10,639	10,820	10,819	10,776	11,316	11,887	12,410
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,734	$ 13,337	$ 12,235	$ 15,482	$ 15,915	$ 19,919	$ 18,418	$ 20,529	$ 23,478	$ 27,213